Mortgage Notes and Revolving Credit Facility (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Mortgage Notes and Revolving Credit Facility Secured by Company's Properties
The following table is a summary of the mortgage notes and revolving credit facility secured by the Company’s properties as of September 30, 2021 and December 31, 2020 ($ in thousands):

				Principal Balance Outstanding (3)
Indebtedness	Weighted Average Interest Rate (1)	Weighted Average Maturity Date (2)	Maximum Facility Size	September 30, 2021	December 31, 2020
Fixed rate loans
Fixed rate mortgages	3.08%	9/7/2030	N/A	$2,693,436	$2,236,290

Total fixed rate loans				2,693,436	2,236,290

Variable rate loans
Floating rate mortgages	L + 1.84%	7/26/2024	N/A	3,092,387	886,594
Variable rate revolving credit facility (4)	L + 2.00%	10/21/2021	$200,000	—	172,800

Total variable rate loans				3,092,387	1,059,394

Total loans secured by the Company’s properties				5,785,823	3,295,684
Deferred financing costs, net				(39,297)	(17,208)
Premium on assumed debt, net				612	286

Mortgage notes and revolving credit facility, net				$5,747,138	$3,278,762

(1)	The term “L” refers to the one-month LIBOR. As of September 30, 2021, one-month LIBOR was equal to 0.08%.
(2)	For loans where the Company, at its own discretion, has extension options, the maximum maturity date has been assumed.
(3)	The majority of the Company’s mortgages contain yield or spread maintenance provisions.
(4)	The Company’s revolving credit facility can be drawn upon to fund the acquisition of future real estate investments. During October 2021, the Company extended this facility to October 21, 2022 .

The following table is a summary of the mortgage notes and revolving credit facility secured by the Company’s properties as of December 31, 2020 and 2019 ($ in thousands):

	Weighted Average Interest Rate (1)	Weighted Average Maturity Date (2)	Maximum Facility Size	Principal Balance Outstanding (3)
Indebtedness				December 31, 2020	December 31, 2019
Fixed rate loans
Fixed rate mortgages	3.11%	2/3/2030	N/A	$2,236,290	$1,004,423

Total fixed rate loans				2,236,290	1,004,423

Variable rate loans
Floating rate mortgages	L + 1.81%	3/30/2025	N/A	886,594	240,599
Variable rate revolving credit facility (4)	L + 2.00%	10/21/2021	$200,000	172,800	—

Total variable rate loans				1,059,394	240,599

Total loans secured by the Company’s properties				3,295,684	1,245,022
Deferred financing costs, net				(17,208)	(7,136)
Discount on assumed debt, net				286	216

Mortgage notes and revolving credit facility, net				$3,278,762	$1,238,102

(1)	The term “L” refers to the one-month LIBOR. As of December 31, 2020, one-month LIBOR was equal to 0.14%.
(2)	For loans where the Company, at its own discretion, has extension options, the maximum maturity date has been assumed.
(3)	The majority of the Company’s mortgages contain yield or spread maintenance provisions.
(4)	The Company’s revolving credit facility can be drawn upon to fund the acquisition of future real estate investments.

Summary of Future Principal Payment Under Company's Mortgage Notes and Revolving Credit Facility
The following table presents the future principal payments under the Company’s mortgage notes and revolving credit facility as of September 30, 2021 ($ in thousands):

Year	Amount
2021(remaining)	$914
2022	51,689
2023	1,651,164
2024	483,255
2025	648,982
Thereafter	2,949,819

Total	$5,785,823

The following table presents the future principal payments under the Company’s mortgage notes and revolving credit facility as of December 31, 2020 ($ in thousands):

Year	Amount
2021	$175,901
2022	51,183
2023	3,931
2024	215,201
2025	647,091
Thereafter	2,202,377

Total	$3,295,684